CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 109,316	$ 42,261
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation, depletion and amortization	74,987	76,272
Impairment of property and equipment	9,459	11,908
Exploration costs	2,307	6,133
Gain on sales of assets and impairment of inventory, net	(14,153)	(1,733)
Deferred income tax expense	60,693	23,260
Non-cash employee compensation	6,104	8,066
Unrealized gain on derivatives	(82,029)	(17,874)
Accretion of abandonment obligations	2,077	1,953
Amortization of debt issue costs	1,623	1,174
Loss on early extinguishment of long-term debt	5,501
Changes in operating working capital:
Accounts receivable	768	1,743
Accounts payable	(4,456)	5,247
Other	3,090	(4,242)
Net cash provided by operating activities	175,287	154,168
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment	(282,474)	(208,641)
Proceeds from sales of assets	12,466	75,670
Change in equipment inventory	2,844	(3,075)
Other	(133)	(131)
Net cash used in investing activities	(267,297)	(136,177)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	445,366
Repayments of long-term debt	(323,500)	(10,000)
Premium on early extinguishment of long-term debt	(2,765)
Proceeds from exercise of stock options	213
Net cash provided by (used in) financing activities	119,314	(10,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	27,304	7,991
CASH AND CASH EQUIVALENTS
Beginning of period	8,720	14,013
End of period	36,024	22,004
SUPPLEMENTAL DISCLOSURES
Cash paid for interest, net of amounts capitalized	$ 8,064	$ 21,517